SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Statements of Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Net investment income					$ 5,515	$ 6,111	$ 5,510
Other revenues					723	777	658
Total revenues	$ 3,841	$ 4,672	$ 5,577	$ 4,720	18,810	17,715	17,439
Expenses
Operating and administrative expenses					2,240	2,252	2,072
Total expenses	2,856	6,798	4,545	2,885	17,085	13,072	17,016
Income (loss) before federal income taxes, equity in income (loss) of subsidiaries					1,725	4,643	423
Federal income tax expense (benefit)					367	865	(76)
Net income (loss)	$ 812	$ (1,775)	$ 840	$ 1,482	1,358	3,778	499
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(18,059)	(3,287)	3,192
Market risk benefit gain (loss)					(210)	(923)
Policyholder liability remeasurement gain (loss)					2,012	591
Foreign currency translation adjustment					(20)	(2)	5
Funded status of employee benefit plans					(59)	47	61
Total other comprehensive income (loss), net of tax					(16,336)	(3,574)	3,258
Comprehensive income (loss)					(14,978)	204	3,757
Parent Company [Member]
Revenues
Dividends from subsidiaries					797	2,060	840
Interest from subsidiaries					159	114	127
Net investment income					3	1	4
Total revenues					959	2,175	971
Expenses
Operating and administrative expenses					52	69	50
Interest - subsidiaries					38	10	20
Interest - other					266	263	275
Total expenses					356	342	345
Income (loss) before federal income taxes, equity in income (loss) of subsidiaries					603	1,833	626
Federal income tax expense (benefit)					(42)	(49)	(45)
Income (loss) before equity in income (loss) of subsidiaries					645	1,882	671
Equity in income (loss) of subsidiaries					713	1,896	(172)
Net income (loss)					1,358	3,778	499
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(18,059)	(3,287)	3,192
Market risk benefit gain (loss)					(210)	(923)
Policyholder liability remeasurement gain (loss)					2,012	591
Foreign currency translation adjustment					(20)	(2)	5
Funded status of employee benefit plans					(59)	47	61
Total other comprehensive income (loss), net of tax					(16,336)	(3,574)	3,258
Comprehensive income (loss)					$ (14,978)	$ 204	$ 3,757